LEASE (Summary of future lease payments) (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2020	$ 3,643	¥ 25,362
2021	3,516	24,481
2022	2,967	20,654
2023	2,872	19,996
2024	2,773	19,306
Thereafter	36,796	256,158
Total future lease payments	52,567	365,957
Less: Imputed interest	19,285	134,256
Total lease liability balance	$ 33,282	¥ 231,701